6. MINERAL PROPERTY INTERESTS (Tables)	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
Capitalized mineral property acquisition costs

Capitalized mineral property acquisition costs are summarized as follows:

	December 31, 2013	December 31, 2012

USA
Ann Mason	$47,495,218	$55,752,523
Lordsburg	494,171	990,797
Other	282,738	302,262
Total USA	48,272,127	57,045,582

AUSTRALIA
Blue Rose JV	534,438	571,342
Total Australia	534,438	571,342

Total all locations	$48,806,565	$57,616,924

Exploration costs expensed

Expensed exploration costs are summarized as follows:

	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011

US	$3,940,264	$5,857,999	$14,088,428
Mongolia	1,355,493	1,964,883	3,255,588
Other	807,235	411,472	335,158

Total all locations	$6,102,992	$8,234,354	$17,679,174